UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ancient Art, L.P.
Address: 610 West 5th Street
         Suite 600
         Austin, Texas  78701

13F File Number:  028-12920

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Patricia Rench
Title:     Chief Compliance Officer
Phone:     512.351.4440

Signature, Place, and Date of Signing:

 /s/ Patricia Rench     Austin, Texas/USA     November 14, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    $148,068 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AON CORP                       COM              037389103    14496   345300 SH       SOLE                   345300
BANCORP INC DEL                COM              05969A105     3053   426362 SH       SOLE                   426362
BOFI HLDG INC                  COM              05566U108     7661   569138 SH       SOLE                   569138
CBS CORP NEW                   CL B             124857202     9763   479064 SH       SOLE                   479064
CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109     3410   364362 SH       SOLE                   364362
CREDIT ACCEP CORP MICH         COM              225310101     8373   130100 SH       SOLE                   130100
DICE HLDGS INC                 COM              253017107       56     7194 SH       SOLE                     7194
DISNEY WALT CO                 COM DISNEY       254687106     5145   170600 SH       SOLE                   170600
GOOGLE INC                     CL A             38259P508    16744    32510 SH       SOLE                    32510
LIBERTY GLOBAL INC             COM SER A        530555101     7731   213680 SH       SOLE                   213680
LIVE NATION ENTERTAINMENT IN   COM              538034109     2639   329500 SH       SOLE                   329500
MARKET VECTORS ETF TR          JR GOLD MINERS E 57060U589     5757   204500 SH       SOLE                   204500
MICROSOFT CORP                 COM              594918104    20534   825000 SH       SOLE                   825000
NICHOLAS FINANCIAL INC         COM NEW          65373J209     6223   636987 SH       SOLE                   636987
NXP SEMICONDUCTORS N V         COM              N6596X109     7119   504180 SH       SOLE                   504180
QUALITY DISTR INC FLA          COM              74756M102     4392   489663 SH       SOLE                   489663
SANDRIDGE ENERGY INC           COM              80007P307     3091   555973 SH       SOLE                   555973
TEEKAY CORPORATION             COM              Y8564W103     5054   223535 SH       SOLE                   223535
VALEANT PHARMACEUTICALS INTL   COM              91911K102    14134   380776 SH       SOLE                   380776
ZIPREALTY INC                  COM              98974V107     2693  1870180 SH       SOLE                  1870180